Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
OPERATING REVENUE
Oil, Natural Gas and NGL Sales	$ 51,444	$ 27,699	$ 92,384	$ 59,181
Field Services Revenue	3,840	2,514	10,345	4,820
Other Revenue	76	44	100	89
Total Operating Revenue	55,360	30,257	102,829	64,090
OPERATING EXPENSES
Production and Lease Operating Expense	13,092	10,972	26,492	23,272
General and Administrative Expense	7,782	5,774	15,578	11,185
Loss on Disposal of Assets	1,502	69	1,493	95
Impairment Expense	105	273	170	3,066
Exploration Expense	2,225	1,213	4,269	2,305
Depreciation, Depletion, Amortization and Accretion	12,943	10,623	24,101	20,167
Field Services Operating Expense	2,648	1,265	6,703	2,721
Other Operating Expense (Income)	447	(33)	891	294
TOTAL OPERATING EXPENSES	40,744	30,156	79,697	63,105
INCOME FROM OPERATIONS	14,616	101	23,132	985
OTHER INCOME (EXPENSE)
Interest Expense	(5,826)	(1,583)	(9,831)	(3,322)
Gain on Derivatives, Net	11,741	3,642	3,201	11,081
Other Income	2,213	92,731	2,073	92,737
Loss on Equity Method Investments	(183)	(3,430)	(361)	(3,564)
TOTAL OTHER INCOME (EXPENSE)	7,945	91,360	(4,918)	96,932
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAX	22,561	91,461	18,214	97,917
Income Tax Expense	(9,120)	(35,268)	(7,115)	(37,899)
INCOME FROM CONTINUING OPERATIONS	13,441	56,193	11,099	60,018
Income (Loss) From Discontinued Operations, Net of Income Taxes	520	(3,050)	460	(8,405)
NET INCOME	13,961	53,143	11,559	51,613
Net Income Attributable to Noncontrolling Interests	221	222	654	322
NET INCOME ATTRIBUTABLE TO REX ENERGY	$ 13,740	$ 52,921	$ 10,905	$ 51,291
Earnings per common share:
Basic - Net Income From Continuing Operations Attributable to Rex Common Shareholders	$ 0.25	$ 1.08	$ 0.20	$ 1.18
Basic - Net Income (Loss) From Discontinued Operations Attributable to Rex Common Shareholders	$ 0.01	$ (0.06)	$ 0.01	$ (0.16)
Basic - Net Income Attributable to Rex Common Shareholders	$ 0.26	$ 1.02	$ 0.21	$ 1.02
Basic - Weighted Average Shares of Common Stock Outstanding	52,555	52,009	52,527	50,654
Diluted - Net Income From Continuing Operations Attributable to Rex Common Shareholders	$ 0.25	$ 1.06	$ 0.20	$ 1.16
Diluted - Net Income (Loss) From Discontinued Operations Attributable to Rex Common Shareholders	$ 0.01	$ (0.06)	$ 0.01	$ (0.16)
Diluted - Net Income Attributable to Rex Common Shareholders	$ 0.26	$ 1.00	$ 0.21	$ 1.00
Diluted - Weighted Average Shares of Common Stock Outstanding	52,911	52,876	52,901	51,567